Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents		$ 671,355	$ 152,487
Accounts receivable, net		145,853
Advances to suppliers, net		522,190	922
Prepayments and other current assets		5,202	105,941
Current assets of discontinued operations			9,846,669
Total Current Assets		1,368,648	10,464,678
Property, plant and equipment, net		21,497	37,579
Intangible assets, net		7,654,767	132
Prepayment for construction of properties		6,663,795
Right-of-use assets		28,085	37,324
Deposits for business acquisitions		18,520,126
Non-current assets of discontinued operations			14,705,535
Total Assets		34,256,918	25,245,248
Current Liabilities:
Advances from customers		1,213,465	1,286
Accounts payable		37,866	35,211
Accrued expenses and other liabilities		2,338,075	1,814,986
Loans from third parties		109,600
Taxes payable		249,628	254,133
Current liabilities of discontinued operations			15,204,382
Total Current Liabilities		3,948,634	17,313,078
Long-term accounts payable		383,598
Loans from third parties – non-current			112,678
Noncurrent liabilities of discontinued operations			2,968,318
Total Liabilities		4,332,232	20,394,074
Commitments and Contingencies
Shareholders’ Equity:
Additional paid-in capital		98,809,604	68,876,256
Statutory reserve		1,072,895	1,072,895
Accumulated deficit		(71,813,934)	(63,461,282)
Accumulated other comprehensive loss		(85,143)	(2,253,561)
Total Shareholders’ Equity Attributable to ReTo Eco-Solutions, Inc.		29,924,686	4,354,827
Non-controlling interest			496,347
Total Shareholders’ Equity		29,924,686	4,851,174
Total Liabilities and Shareholders’ Equity		34,256,918	25,245,248
Related Party
Current Assets:
Due from related parties		24,048	358,659
Current Liabilities:
Accounts payable - related party			3,080
Class A Shares
Shareholders’ Equity:
Class shares, value	[1]	1,931,264	120,519
Class B Shares
Shareholders’ Equity:
Class shares, value	[1]	$ 10,000

[1]	Retroactively adjusted for effect of a 10-for-1 forward split on March 7, 2025.